Subsequent Events (Details Textual 1) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended	0 Months Ended
	Apr. 04, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2013	Mar. 31, 2014 ICG [Member]	Mar. 09, 2014 ICG [Member]	Mar. 31, 2014 Highwire Communications [Member]	Mar. 19, 2014 Subsequent Event [Member] Interest Purchase Agreement [Member]	Mar. 19, 2014 Subsequent Event [Member] Interest Purchase Agreement [Member] Tier 1 Solutions, Inc.[Member]
Subsequent Events (Textual)
Aggregate purchase price										$ 44,000,000
Business acquisitions cost of aggregate cash paid										17,000,000
Business acqusition, Common stock									91,241	11,500,000
Business acquisition, Common stock per share							$ 8.49	$ 15.37	$ 8.22	$ 16.50
Unsecured convertible promissory notes										15,500,000
Agreement closing price description										The VaultLogix Agreement provides that if the closing price of the Company's common stock 180 days after the closing date is less than $14.85 per share, then the Company will issue to the sellers additional shares of the Company's common stock as downside protection; provided, however, the Company will not issue additional shares at a value less than $12.50 per share.
Promissory notes, interest rate										8.00%
Debt Conversion, Description										Promissory notes will be convertible into shares of the Company's common stock at a conversion price equal to 102% of the closing price of the Company's common stock on the trading day immediately prior to the closing date. A portion of the principal amount of such notes equal 20% of the principal amount on the closing date will not be convertible until the 15-month anniversary of the closing date. On a date when (i) the shares of the Company's common stock that are issuable upon conversion of such notes are freely tradable without restriction or volume limitations under Rule 144 under the Securities Act of 1933, and (ii) the average closing price of the Company's common stock is 107% or higher of the conversion price of such notes, the Company will have the right to force the conversion of such notes into shares of the Company's common stock at the then-applicable conversion price. In addition, if on or after the maturity date of such notes, (i) the Company is restricted or otherwise unable to pay in cash all outstanding amounts due under such notes, (ii) such notes have not otherwise been paid in full within ten business days following the maturity date, or (iii) the Company is not at such time entitled force the conversion of such notes into its common stock, then, in the event that both (i) and (iii) above apply, the Company, and in the event that both (ii) and (iii) above apply, the holders of such notes, will have the right to convert all outstanding amounts owing under such notes into shares of the Company's common stock at a conversion price equal to the average closing price of the Company's common stock on the three trading days immediately preceding the date of such conversion.
Termination Loans, Description										The VaultLogix Agreement may be terminated at any time prior to closing (i) by mutual consent of the parties, (ii) by either party if the closing has not occurred by April 30, 2014, (iii) by either party if the other party has breached any of its representations, warranties or covenants or (iv) by either party if a court or governmental authority has issued a final order or ruling prohibiting the transaction. Notwithstanding the foregoing, the Company will have the right to extend the April 30, 2014 termination date to May 31, 2014 by paying the sellers a nonrefundable deposit of $500,000, which will be applied to the cash portion of the purchase price. If on May 31, 2014, after such an extension of the termination date, the Company is unable to consummate the closing of the acquisition because it is unable to satisfy its conditions to closing, and the sellers have otherwise satisfied or are able to satisfy their conditions to closing, the Company will be required to pay the sellers a break-up fee in the amount of $500,000.
Non Refundable Deposit										500,000
Break-up fee to be paid on termination of agreement										500,000
Membership interests of VaultLogix.		10.00%				10.00%					1.00%
Note converted into common stock		1,180,361					109,399	107,477
Shares issued in debt conversion, value							928,798	1,651,921
Debt Conversion, Original Debt, Amount							575,000	1,150,000
Gains (Losses) on Extinguishment of Debt		(5,740,000)		(992,000)
Termination fee	$ 200,000
Common stock, shares issued		10,863,889		8,558,631	489,018
Common stock, par value		$ 0.0001		$ 0.0001	$ 0.0001